GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Going Concern
Accumulated deficit	$ 4,124,947	$ 2,520,806
losses	$ 10,571	$ 140,774